Deposits (Tables)	12 Months Ended
Dec. 31, 2025
Deposits:
Scheduled composition of deposits
(Dollars in thousands)
	December 31, 2025		December 31, 2024
		Percentage		Percentage
	Amount	of Total	Amount	of Total
Noninterest-bearing demand	$394,563	26%	$402,254	27%
Interest-bearing demand, MMDA & savings	760,883	50%	741,363	50%
Time, $250,000 and over	160,389	11%	147,439	10%
Other time	193,390	13%	193,675	13%
Total	$1,509,225	100%	$1,484,731	100%

Scheduled maturities of time deposits
	Time Deposits	Other
(Dollars in thousands)	$250,000 and over	Time Deposits

2026	$146,236	180,658
2027	14,153	9,152
2028	-	2,110
2029	-	797
2030	-	673
Thereafter	-	-
Total	$160,389	193,390